Capital Stock - Additional Information (Detail) - USD ($)	1 Months Ended		12 Months Ended
	May 31, 2024	May 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	May 11, 2023	Mar. 31, 2023
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)			100,000,000.0	100,000,000.0
Preferred stock, par value (in dollars per share)			$ 0.01	$ 0.01
Common stock, shares authorized (in shares)			585,000,000.0	585,000,000.0
Preferred Stock, Shares Outstanding			0	0
Preferred stock, shares issued (in shares)			0	0
Conversion basis (in shares)			1
Minimum percentage of common stock			15.00%
Common Stock, Dividends, Per Share, Cash Paid		$ 0.25
Stock Repurchase Program, Number of Shares Authorized to be Repurchased						100,000,000
Special Cash Dividend [Member]
Class of Stock [Line Items]
Common Stock, Dividends, Per Share, Cash Paid		$ 1.00
S2024Q2Dividends
Class of Stock [Line Items]
Common Stock, Dividends, Per Share, Cash Paid	$ 2.00
Class A
Class of Stock [Line Items]
Common stock, shares authorized (in shares)			485,000,000.0	485,000,000.0
Common Stock, Shares, Outstanding			29,734,640	29,467,111
Common stock, par value (in dollars per share)			$ 0.01	$ 0.01
Votes per share owned			one
Common Stock, Shares, Issued			29,734,640	29,467,111
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized (in shares)			100,000,000.0	100,000,000.0
Common Stock, Shares, Outstanding			4,625,997	4,625,997
Common stock, par value (in dollars per share)			$ 0.01	$ 0.01
Votes per share owned			five
Maximum percentage of voting power			49.00%
Common Stock, Shares, Issued			4,625,997	4,625,997
Share-based Payment Arrangement, Option [Member]
Class of Stock [Line Items]
Share-based Payment Arrangement, Expense			$ 0	$ 0	$ 38,216
Intrinsic value of outstanding in-the-money stock options			6,900,000	15,000,000.0	8,000,000.0
Intrinsic value of exercisable stock options			$ 6,900,000	$ 15,000,000.0	$ 8,000,000.0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term			3 years 3 months 18 days	4 years	4 years 10 months 24 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term			3 years 3 months 18 days	4 years	4 years 10 months 24 days
Restricted Stock Units (RSUs)
Class of Stock [Line Items]
Restricted stock units vested (in shares)			100,000	100,000	83,132
Market value of restricted stock units			$ 9,200,000	$ 4,000,000.0	$ 1,500,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period			48,779	200,000	200,000
Restricted Stock Units (RSUs) | Class A
Class of Stock [Line Items]
Proceeds from issuance of common stock, net of offering costs (in shares)			84,117	67,929	48,508
Employee Stock
Class of Stock [Line Items]
Unrecognized compensation cost related to non-vested stock options granted			$ 0	$ 0	$ 0
2007 Long-Term Incentive Plan | Share-based Payment Arrangement, Option [Member]
Class of Stock [Line Items]
Grants in period (shares)					0
2023 Plan | Class A
Class of Stock [Line Items]
Common stock, shares authorized (in shares)							600,000
2023 Plan | Share-based Payment Arrangement, Option [Member]
Class of Stock [Line Items]
Grants in period (shares)			0	0
General and Administrative Expense [Member] | Class A
Class of Stock [Line Items]
Share-based Payment Arrangement, Expense			$ 400,000	$ 300,000	$ 300,000
General and Administrative Expense [Member] | Restricted Stock Units (RSUs)
Class of Stock [Line Items]
Employee Benefits and Share-based Compensation			$ 3,300,000	$ 2,600,000	$ 2,300,000
Non Management Directors | 2007 Long-Term Incentive Plan | Class A
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period					6,097
Grants in period (shares)					16,648
Non Management Directors | 2023 Plan | Class A
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period			1,378	2,047
Grants in period (shares)			5,512	8,188
Officers and Employees | 2007 Long-Term Incentive Plan | Restricted Stock Units (RSUs) | Subsidiaries Employees
Class of Stock [Line Items]
Restricted stock units aggregate value, granted (in shares)					$ 1,900,000
Officers and Employees | 2023 Plan | Restricted Stock Units (RSUs) | Subsidiaries Employees
Class of Stock [Line Items]
Vesting period (in years)			3 years
Restricted stock units aggregate value, granted (in shares)			$ 3,000,000.0	$ 2,300,000
2007 Long-Term Incentive Plan | Officers and Employees | Restricted Stock Units (RSUs) | Subsidiaries Employees
Class of Stock [Line Items]
Common stock, granted (in shares)					104,185
2023 Plan | Class A
Class of Stock [Line Items]
Common stock, shares reserved for issuance upon awards to be granted (in shares)			1,891,416	1,891,416
2023 Plan | Officers and Employees | Restricted Stock Units (RSUs) | Subsidiaries Employees
Class of Stock [Line Items]
Common stock, granted (in shares)			41,638	63,699